Property And Equipment	12 Months Ended
Dec. 31, 2011
Property And Equipment [Abstract]
Property And Equipment

4. PROPERTY AND EQUIPMENT

Property and equipment, net, consists of:

December 31,	2011	2010
Land	$1,388	$1,388
Buildings and improvements	42,408	34,521
Machinery, vehicles and equipment	52,636	48,821
Furniture and fixtures	15,049	13,765

	111,481	98,495
Less: accumulated depreciation and amortization	(72,026)	(67,274)

	$39,455	$31,221

Depreciation and amortization expense related to property and equipment included in selling, general and administrative expenses amounted to $9,364, $8,832 and $7,342 for the years ended December 31, 2011, 2010 and 2009, respectively.